Non-controlling interest	9 Months Ended
Sep. 30, 2024
Non-controlling interest
Non-controlling interest
23.	Non-controlling interest:
As a result of operating agreements with
non-wholly
owned entities, the Company has control over these entities under U.S. GAAP, as the Company has power over all significant decisions made by these entities and thus 100% of the financial results of these subsidiaries are included in the Company’s consolidated financial results.
The following summarizes changes in the Company’s
non-wholly
owned entities during the reporting or comparative periods:

(a)
On February 27, 2023, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Connecticut LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Connecticut LLC.

(b)
On September 29, 2023, the Company acquired a portion of the non-controlling
ownership interest in Greenbrook TMS Arlington LLC for $513 for the release of liabilities and losses and repaid the non-controlling
interest loan with the former minority party in an amount of $39,487, for total consideration of $40,000. As at December 31, 2023, the Company has an ownership interest of 100% of Greenbrook TMS Arlington LLC.

(c)
On April 18, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Fairfax LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Fairfax LLC.

(d)
On April 18, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Greenbelt LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 87.5% of Greenbrook TMS Greenbelt LLC.

(e)
On May 17, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Christiansburg LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Christiansburg LLC.

(f)
On May 17, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Lynchburg LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Lynchburg LLC.

(g)
On May 17, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Roanoke LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Roanoke LLC.

(h)
On May 17, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS St. Petersburg LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS St. Petersburg LLC.

(i)
On June 3, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Mooresville LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Mooresville LLC.

(j)
On June 3, 2024, the Company acquired a portion of the
non-controlling
ownership interest in TMS NeuroHealth Centers Woodbridge LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of TMS NeuroHealth Centers Woodbridge LLC.

(k)
On June 3, 2024, the Company acquired a portion of the
non-controlling
ownership interest in Greenbrook TMS Wilmington LLC for the release of liabilities and losses. As at September 30, 2024, the Company has an ownership interest of 100% of Greenbrook TMS Wilmington LLC.

The following table summarizes the aggregate financial information for the Company’s non-wholly
owned entities as at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Cash	$172,341	$97,702
Accounts receivable, net	4,977,643	2,144,953
Prepaid expenses and other	408,155	297,485
Property, plant and equipment	924,260	1,000,592
Finance right-of-use assets	—	36,165
Operating right-of-use assets	5,310,005	5,656,153
Accounts payable and accrued liabilities	1,597,561	1,239,917
Finance lease liabilities	—	10,548
Operating lease liabilities	5,622,097	5,968,042
Loans payable, net	16,534,707	15,828,916
Shareholder’s deficit attributable to the shareholders of Greenbrook TMS	(8,358,893)	(10,902,792)
Shareholder’s deficit attributable to non-controlling interest	(4,258,434)	(4,440,274)
Distributions paid to non-controlling interests	(201,000)	(46,950)
Partnership buyout	(466,026)	253,251
Historical subsidiary investment by non-controlling interest	1,322,392	1,322,392
The following table summarizes the aggregate financial information for the Company’s non-wholly
owned entities for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Revenue	$8,337,782	$5,561,769	$20,184,728	$18,473,712
Net gain (loss) attributable to the shareholders of Greenbrook TMS	474,492	(311,254)	(776,242)	(1,353,456)
Net gain (loss) attributable to non-controlling interest	328,018	(66,025)	(24,461)	(249,575)